Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9.	Accrued expenses and other current liabilities
The following is a summary of accrued expenses and other current liabilities as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB	RMB
Advertising and promotional expenses	16,863	28,909
Professional service fees	4,001	406
Payable for property, equipment and leasehold improvement, net	—	182
Accrued sales rebates for advertising business	3,104	569
Others	58	3,663

Total	24,026	33,729